Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Schedule of accounts receivable

	2018	2017

Trade receivables	$392,865	$392,759
GST/VAT receivables	3,711	3,611
Other receivables	5,774	454

Total	$402,350	$396,824